Operating costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Labour costs
Wages, salaries and related taxes and benefits	$ (4,108)	$ (4,281)
Post-employment benefit plans service cost (net of capitalized amounts)	(269)	(246)
Other labour costs	(975)	(1,004)
Less:
Capitalized labour	1,007	1,028
Employee Benefits Expense, Excluding Termination	(4,345)	(4,503)
Cost of revenues	(6,967)	(7,356)
Other operating costs	(1,964)	(1,928)
Total operating costs	(13,276)	(13,787)
Research and development expense	$ 47	$ 109